UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Banks: 3.9%
58,900	People's United Financial, Inc.	$1,068,446

Capital Goods: 17.4%
65,500	Builders FirstSource, Inc. *	1,178,345
10,000	Carlisle Companies, Inc.	1,002,900
10,300	Orbital ATK, Inc.	1,371,548
8,950	United Rentals, Inc. *	1,241,723
		4,794,516
Consumer Durables & Apparel: 3.1%
20,000	Newell Brands, Inc.	853,400

Consumer Services: 11.6%
11,800	Darden Restaurants, Inc.	929,604
19,600	Six Flags Entertainment Corp.	1,194,424
4,700	Vail Resorts, Inc.	1,072,164
		3,196,192
Energy: 3.7%
27,850	Baker Hughes, a GE Co., Inc. - Class A	1,019,867

Health Care Equipment & Services: 9.3%
8,000	ABIOMED, Inc. *	1,348,800
5,000	Teleflex, Inc.	1,209,850
		2,558,650
Materials: 4.4%
9,000	Albemarle Corp.	1,226,790

Pharmaceuticals, Biotechnology & Life Sciences: 4.2%
18,000	Zoetis, Inc.	1,147,680

Real Estate: 8.5%
8,500	American Tower Corp. - REIT	1,161,780
2,650	Equinix, Inc. - REIT	1,182,695
		2,344,475
Semiconductors & Semiconductor Equipment: 8.3%
4,300	Broadcom Ltd.	1,042,922
7,000	NVIDIA Corp.	1,251,390
		2,294,312
Software & Services: 7.4%
26,700	Booz Allen Hamilton Holding Corp.	998,313
20,500	InterXion Holding N.V. *	1,044,065
		2,042,378
Technology Hardware & Equipment: 4.0%
29,500	NCR Corp. *	1,106,840

Telecommunication Services: 3.7%
29,800	Zayo Group Holdings, Inc. *	1,025,716

Transportation: 8.1%
6,400	Canadian Pacific Railway Ltd.	1,075,392
17,000	XPO Logistics, Inc. *	1,152,260
		2,227,652
TOTAL COMMON STOCKS
(Cost $20,738,102)		26,906,914

SHORT-TERM INVESTMENTS: 2.5%
Money Market Funds: 2.5%
680,311	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.900% ^	680,311
TOTAL SHORT-TERM INVESTMENTS
(Cost $680,311)		680,311
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $21,418,413)		27,587,225
Liabilities in Excess of Other Assets: (0.1)%		(26,452)
TOTAL NET ASSETS: 100.0%		$27,560,773

REIT	Real Estate Investment Trust
*	Non-income producing security
^	Seven-day yield as of September 30, 2017

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$21,418,413

Gross unrealized appreciation	6,688,553
Gross unrealized depreciation	(519,741)
Net unrealized appreciation	$6,168,812

+Because tax adjustments are calculated annually at the end of the Congress All Cap Opportunity Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$26,906,914	$-	$-	$26,906,914
Short-Term Investments	680,311	-	-	680,311
Total Investments	$27,587,225	$-	$-	$27,587,225

The basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended September 30, 2017.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 98.8%
Automobiles & Components: 2.6%
330,000	Dorman Products, Inc. *	$23,634,600
Banks: 2.1%
150,000	Signature Bank *	19,206,000

Capital Goods: 17.5%
115,000	Acuity Brands, Inc.	19,697,200
275,000	Allegion PLC	23,779,250
349,961	Barnes Group, Inc.	24,651,253
130,000	Lennox International, Inc.	23,266,100
600,000	Masco Corp.	23,406,000
130,000	Snap-on, Inc.	19,371,300
170,000	WABCO Holdings, Inc. *	25,160,000
		159,331,103
Commercial & Professional Services: 2.7%
170,000	Cintas Corp.	24,527,600

Consumer Durables & Apparel: 8.0%
255,000	Carter's, Inc.	25,181,250
230,000	Hasbro, Inc.	22,464,100
200,000	PVH Corp.	25,212,000
		72,857,350
Consumer Services: 2.3%
425,000	Texas Roadhouse, Inc. *	20,884,500

Diversified Financials: 5.0%
125,000	FactSet Research Systems, Inc.	22,513,750
275,000	Raymond James Financial, Inc.	23,190,750
		45,704,500
Food, Beverage & Tobacco: 2.7%
240,000	McCormick & Company, Inc. #	24,633,600

Health Care Equipment & Services: 9.7%
90,000	The Cooper Companies, Inc.	21,339,900
260,000	Henry Schein, Inc. *	21,317,400
300,000	ResMed, Inc.	23,088,000
250,000	STERIS PLC	22,100,000
		87,845,300
Household & Personal Products: 2.3%
435,000	Church & Dwight Co., Inc.	21,075,750

Materials: 5.1%
240,000	Avery Dennison Corp.	23,601,600
160,000	International Flavors & Fragrances, Inc.	22,865,600
		46,467,200
Pharmaceuticals, Biotechnology & Life Sciences: 7.7%
420,000	Cambrex Corp. *	23,100,000
220,000	Charles River Laboratories International, Inc. *	23,764,400
37,500	Mettler-Toledo International, Inc. *	23,481,000
		70,345,400

Real Estate: 2.4%
240,000	Camden Property Trust - REIT	21,948,000

Retailing: 2.7%
225,000	Pool Corp.	24,338,250

Semiconductors & Semiconductor Equipment: 2.6%
220,000	Monolithic Power Systems, Inc.	23,441,000

Software & Services: 10.0%
750,000	Genpact Ltd.	21,562,500
210,000	Jack Henry & Associates, Inc.	21,585,900
600,000	SS&C Technologies Holdings, Inc.	24,090,000
300,000	Synopsys, Inc. *	24,159,000
		91,397,400
Technology Hardware & Equipment: 10.6%
250,000	Cognex Corp.	27,570,000
160,000	F5 Networks, Inc. *	19,289,600
550,000	Fabrinet *	20,383,000
160,000	IPG Photonics Corp. *	29,609,600
		96,852,200
Transportation: 2.8%
230,000	J.B. Hunt Transport Services, Inc.	25,548,400
TOTAL COMMON STOCKS
(Cost $735,812,068)		900,038,153

SHORT-TERM INVESTMENTS: 1.1%
Money Market Funds: 1.1%
10,273,285	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.900% ^	10,273,285
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,273,285)		10,273,285
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $746,085,353)		910,311,438
Other Assets in Excess of Liabilities: 0.1%		1,283,010
TOTAL NET ASSETS: 100.0%		$911,594,448

REIT - Real Estate Investment Trust
*	Non-income producing security
#	Non-voting shares
^	Seven-day yield as of September 30, 2017

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$746,085,353

Gross unrealized appreciation	174,447,510
Gross unrealized depreciation	(10,221,425)
Net unrealized appreciation	$164,226,085

+Because tax adjustments are calculated annually at the end of the Congress Mid Cap Growth Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$900,038,153	$-	$-	$900,038,153
Short-Term Investments	10,273,285	-	-	10,273,285
Total Investments	$910,311,438	$-	$-	$910,311,438

The basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended September 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                          October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                          October 24, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                          November 3, 2017

* Print the name and title of each signing officer under his or her signature.